STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash - End of period	$ 1,034,163
Q S I Operations Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(36,613,000)	$ (35,792,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	894,000	780,000
Loss on disposal of fixed assets	2,000	1,000
Stock-based compensation expense	1,924,000	2,715,000
Write-off of intellectual property		500,000
Changes in assets and liabilities:
Prepaid expenses and other current assets	(238,000)	234,000
Due from related parties	226,000	591,000
Other assets - related party	256,000	(41,000)
Accounts payable	552,000	164,000
Due to related parties	(16,000)	(434,000)
Accrued expenses and other current liabilities	440,000	574,000
Net cash (used in) operating activities	(32,573,000)	(30,708,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(461,000)	(1,241,000)
Net cash used in investing activities	(461,000)	(1,241,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	63,000	116,000
Proceeds from issuance of Series E convertible preferred stock	35,311,000	18,177,000
Stock issuance costs for Series E convertible preferred stock	(52,000)	(51,000)
Proceeds from issuance of notes payable	1,749,000
Principal payments under capital lease obligations	(57,000)	(25,000)
Net cash provided by financing activities	37,014,000	18,217,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	3,980,000	(13,732,000)
Cash - Beginning of period	32,930,000	46,662,000
Cash - End of period	36,910,000	32,930,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received from exchange of research and development tax credits		352,000
SUPPLEMENTAL DISCLOSURE OF NONCASH INFORMATION:
Noncash acquisition of property and equipment	30,000	260,000
Forgiveness of related party promissory notes	$ 20,000	$ 50,000